SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Jun. 26, 2021
Share-based Payment Arrangement [Abstract]
Schedule of share-based compensation expense

A summary of share-based compensation expense for the years ended June 26, 2021 and June 27, 2020 is as follows:

	2021	2020

Stock Options	$2,092,273	$1,876,225
LTIP Units	-	1,492,073
Stock Grants for Services	55,163	4,141,858
Restricted Stock Grants	2,197,255	3,554,968

Total Share-Based Compensation	$4,344,691	$11,065,124

Schedule of stock options

A reconciliation of the beginning and ending balance of stock options outstanding is as follows:

	Number of Stock Options	Weighted-Average Exercise Price

Balance as of June 29, 2019	13,538,102	$4.31

Granted	6,812,552	$1.34
Forfeited	(11,732,450)	$(2.79)

Balance as of June 27, 2020	8,618,204	$2.78

Granted	7,858,643	$0.17
Forfeited	(1,723,887)	$(2.73)

Balance as of June 26, 2021	14,752,960	$1.40

Schedule of stock options that remain outstanding

The following table summarizes the stock options that remain outstanding as of June 26, 2021:

Security Issuable	Exercise Price	Weighted Average Remaining Life in Years	Stock Options Outstanding	Stock Options Exercisable

Subordinate Voting Shares	$5.71	7.30	350,560	350,560
Subordinate Voting Shares	$4.03 - $4.05	6.99	1,829,768	1,442,084
Subordinate Voting Shares	$3.06 - $3.84	6.52	1,206,839	1,206,599
Subordinate Voting Shares	$2.02 - $2.79	5.5	2,063,936	1,106,182
Subordinate Voting Shares	$1.38 - $1.99	8.22	565,358	326,850
Subordinate Voting Shares	$0.11 - $0.53	4.64	8,736,499	937,265

			14,752,960	5,369,540

Schedule of Black-Scholes option-pricing model

For the years ended June 26, 2021 and June 27, 2020, the fair value of stock options granted with a fixed exercise price was determined using the Black-Scholes option-pricing model with the following assumptions at the time of grant:

	2021	2020

Weighted-Average Risk-Free Annual Interest Rate	1.05%	1.60%
Weighted-Average Expected Annual Dividend Yield	0.0%	0.0%
Weighted-Average Expected Stock Price Volatility	116.5%	91.0%
Weighted-Average Expected Life in Years	7.50	7.50
Weighted-Average Estimated Forfeiture Rate	40.0%	40.0%

Schedule of fair value grant

The following assumptions were used at the time of grant:

2020

Weighted-Average Stock Price	C$2.65
Weighted-Average Probability	6.0%
Weighted-Average Term in Years	3.0
Weighted-Average Volatility	83.3%

Schedule of LTIP Units and LLC Redeemable Units

A reconciliation of the beginning and ending balances of the LTIP Units and LLC Redeemable Units issued for compensation outstanding is as follows:

			Weighted
	LTIP Units	LLC	Average
	Issued and	Redeemable	Grant Date
	Outstanding	Units	Fair Value

Balance as of June 29, 2019	20,882,355	725,016	$0.74

Vesting and Converted (1)(2)	(1,558,477)	-	$(3.38)

Balance as of June 27, 2020 and June 26, 2021	19,323,878	725,016	$0.52

(1)	LTIP Units and LLC Redeemable Units will vest as follows:

●	19,323,878 of the LTIP Units will vest contingent upon achievement of certain price targets in respect of the Subordinate Voting Shares, whereby one third of such aggregate LTIP Units will vest when the price of the Subordinate Voting Shares reaches C$10 in the open market, another third will vest when such share price reaches C$15 in the open market and the final third will vest when such share price reaches C$20 in the open market. Such share price will be determined as a 5-day volume weighted-average trading price on any exchange on which the Subordinate Voting Shares are traded. 9,661,939 of the LTIPs were modified to extend the vesting periods to 10 years from the modification date of February 1, 2020.

●	6,038,712 of the LTIP Units will vest as follows: (a) 25% vested immediately on issuance; and (b) the remaining 75% vest ratably, on a monthly basis, beginning on May 17, 2018 and concluding with all LTIP Units being fully vested on March 15, 2020.

●	4,227,098 of the FV LTIP Units will vest as follows: (a) 14.3% vested immediately on issuance; and (b) the remaining 85.7% vest ratably, on a monthly basis, beginning on May 17, 2018 and concluding with all FV LTIP Units being fully vested on March 15, 2022.

●	724,645 of the LTIP Units will vest ratably, on a monthly basis, beginning on May 17, 2018 and concluding with all LTIP Units being fully vested on March 15, 2021.

(2)	For the year ended June 26, 2021 and June 27, 2020, nil and 1,558,477, respectively, of the LTIP Units were vested and converted to zero LLC Redeemable Units pursuant to the formula determined by the Third Amended and Restated LLC Agreement of MM Enterprises USA, LLC.

Schedule of Restricted Stock Grants

A reconciliation of the beginning and ending balance of restricted stock units outstanding is as follows:

	Issued and Outstanding	Vested (1)	Weighted-Average Fair Value

Balance as of June 29, 2019	1,018,861	2,962	$3.89

Granted	7,443,954	-	$0.73
Forfeiture of Restricted Stock (2)	(974,103)	-	$2.69
Redemption of Vested Stock	(329,548)	(329,548)	$3.14
Vesting of Restricted Stock	-	519,045	$2.28

Balance as of June 27, 2020	7,159,164	192,459	$0.68

Granted	31,632,112	-	$0.17
Forfeiture of Restricted Stock (2)	(6,244,589)	-	$0.19
Redemption of Vested Stock	(11,658,293)	(11,658,293)	$0.21
Vesting of Restricted Stock	-	10,680,711	$0.24

Balance as of June 26, 2021	20,888,394	(785,123)	$0.24

(1)	Restricted stock units will vest as follows:

●	3,000,000 of the restricted stock units will vest as follows: one-fourth upon the 12-month employment anniversary, with the remaining three-fourths vesting in amounts of one third each when the trading price of the Subordinate Voting Shares on the then current stock exchange at any time during the term of employment reaches a minimum of C$10, C$15 and C$20, respectively.

●	46,331 of the restricted stock units on July 11, 2018 will vest in four (4) equal quarterly installments on each three-month anniversary of the Date of Grant.

●	131,859 of the restricted stock units on August 29, 2018 will vest in four (4) equal quarterly installments on each three-month anniversary of the Date of Grant.

●	918,785 of the restricted stock units will vest ratably as follows: one-fourth within 30-days of the grant date, with the remaining three-fourths in three equal installments on every anniversary of the grant date, beginning on December 18, 2018 and concluding with all restricted stock units being fully vested on December 18, 2021.

●	23,082 of the restricted stock units will vest on a straight-line basis, beginning on January 3, 2019, and concluding with all restricted stock units being fully vested on August 28, 2019.

●	162,455 of the restricted stock units will vest as follows: one-fourth of the total number of restricted stock shall vest on March 26, 2019. Thereafter, 1/36 of the remainder shall vest on the first day of each month over a period of three years until all restricted stock shall have vested.

●	72,202 of the restricted stock units will vest as follows: one-fourth of the total number of restricted stock shall vest on May 7, 2019. Thereafter, 1/36 of the remainder shall vest on the first day of each month over a period of three years until all restricted stock shall have vested.

●	5,458,749 of the restricted stock units will vest as follows on the first anniversary of the grant date, December 10, 2020.

●	1,885,408 of the restricted stock units will vest as follows: on the second anniversary of the grant date, July 30, 2021.

●	50,181 of the restricted stock units will vest as follows: on the first anniversary of the grant date, August 26, 2020.

●	49,616 of the restricted stock units will vest as follows: on August 1, 2021.

●	28,210,512 of restricted stock units vest 37.5%, 12.5%, 37.5%, 12.5% on the 1st, 2nd, 3rd and 4th anniversary, respectively.

(2)	6,244,589 and 974,103 of the restricted stock units were forfeited upon resignation of certain employees prior to their vesting for the fiscal years ended June 26, 2021 and June 27, 2020, respectively.

Schedule of Warrants

A reconciliation of the beginning and ending balance of warrants outstanding is as follows:

	Number of Warrants Outstanding
	Subordinate Voting Shares	MedMen Corp Redeemable Shares	TOTAL	Weighted-Average Exercise Price

Balance as of June 29, 2019	12,999,815	17,234,540	30,234,355	$4.48

Issued	105,239,862	40,455,729	145,695,591	$0.58
Cancelled	(3,240,762)	(17,234,540)	(20,475,302)	$4.66

Balance as of June 27, 2020	114,998,915	40,455,729	155,454,644	$0.71

Issued	260,852,951	147,508,516	408,361,467	$0.21
Exercised	(8,807,607)	(50,078,066)	(58,885,673)	$0.20
Cancelled	(107,581,650)	(40,455,723)	(148,037,373)	$0.23

Balance as of June 26, 2021	259,462,609	97,430,456	356,893,065	$0.33

The following table summarizes the warrants that remain outstanding as of June 26, 2021:

Security Issuable	Exercise Price	Number of Warrants	Weighted Average Remaining Life in Years	Warrants Exercisable

MedMen Corp Redeemable Shares	$0.34	40,455,732	4.1	40,455,732
MedMen Corp Redeemable Shares	$0.20	38,345,772	4.4	38,345,772
MedMen Corp Redeemable Shares	$0.15	18,628,952	4.2	18,628,952

Total MedMen Corp Redeemable Shares		97,430,456		97,430,456

Subordinate Voting Shares	$4.29	2,039,627	0.9	2,039,627
Subordinate Voting Shares	$3.16 - $3.72	9,737,782	0.9	9,737,782
Subordinate Voting Shares	$1.01 - $1.17	3,346,161	1.4	3,346,161
Subordinate Voting Shares	$0.15 - $0.46	244,339,039	4.0	244,339,039

Total Subordinate Voting Shares		259,462,609		259,462,609

Total Warrants Outstanding		356,893,065		356,893,065

Schedule of fair value of warrants

The fair value of warrants exercisable for MedMen Corp Redeemable Shares was determined using the Black-Scholes option-pricing model with the following assumptions on the date of issuance:

	2021	2020

Weighted-Average Risk-Free Annual Interest Rate	0.13%	2.20%
Weighted-Average Expected Annual Dividend Yield	0%	0%
Weighted-Average Expected Stock Price Volatility	92.06%	88.19%
Weighted-Average Expected Life of Warrants	1 year	1 year

The fair value of warrants exercisable for the Company’s Subordinate Voting Shares was determined using the Black-Scholes option-pricing model with the following assumptions on the latest modification of January 29, 2021:

Weighted-Average Risk-Free Annual Interest Rate	0.06%
Weighted-Average Expected Annual Dividend Yield	0%
Weighted-Average Expected Stock Price Volatility	175.50%
Weighted-Average Expected Life of Warrants	1 year